Portfolio of Investments – as of March 31, 2024 (Unaudited)
Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks — 94.6% of Net Assets
	Aerospace & Defense — 1.2%
114,560	BWX Technologies, Inc.	$11,756,147
	Banks — 10.5%
457,290	Cadence Bank	13,261,410
350,485	Comerica, Inc.	19,273,170
419,420	Old National Bancorp	7,302,102
203,635	Prosperity Bancshares, Inc.	13,395,110
340,145	United Bankshares, Inc.	12,173,790
308,160	Western Alliance Bancorp	19,780,791
386,565	Zions Bancorp NA	16,776,921
		101,963,294
	Beverages — 1.4%
15,495	Coca-Cola Consolidated, Inc.	13,115,123
	Building Products — 4.8%
137,035	AAON, Inc.	12,072,783
67,115	Advanced Drainage Systems, Inc.	11,559,888
1,362,310	Janus International Group, Inc.(a)	20,611,750
83,985	JELD-WEN Holding, Inc.(a)	1,783,002
		46,027,423
	Capital Markets — 3.1%
343,855	Artisan Partners Asset Management, Inc., Class A	15,738,244
73,075	Evercore, Inc., Class A	14,073,514
		29,811,758
	Chemicals — 7.1%
390,975	Axalta Coating Systems Ltd.(a)	13,445,630
694,290	Chemours Co.	18,232,055
1,190,330	Element Solutions, Inc.	29,734,444
376,525	Mativ Holdings, Inc.	7,059,844
		68,471,973
	Construction & Engineering — 1.0%
41,930	Valmont Industries, Inc.	9,571,780
	Electrical Equipment — 0.7%
24,685	Encore Wire Corp.	6,486,724
	Electronic Equipment, Instruments & Components — 4.3%
94,900	Fabrinet(a)	17,937,999
127,710	Insight Enterprises, Inc.(a)	23,692,759
		41,630,758
	Energy Equipment & Services — 1.0%
794,870	Patterson-UTI Energy, Inc.	9,490,748
	Ground Transportation — 3.4%
87,535	Landstar System, Inc.	16,873,247
27,585	RXO, Inc.(a)	603,284
27,215	Saia, Inc.(a)	15,920,775
		33,397,306
	Health Care Equipment & Supplies — 1.3%
240,550	Globus Medical, Inc., Class A(a)	12,903,102
	Health Care Providers & Services — 2.2%
113,350	Acadia Healthcare Co., Inc.(a)	8,979,587
157,215	HealthEquity, Inc.(a)	12,833,460
		21,813,047
	Hotels, Restaurants & Leisure — 1.5%
242,485	Red Rock Resorts, Inc., Class A	14,505,453
	Household Durables — 4.2%
92,695	Installed Building Products, Inc.	23,982,978
198,430	Skyline Champion Corp.(a)	16,868,534
		40,851,512
	Industrial REITs — 1.7%
416,640	STAG Industrial, Inc.	16,015,642
Shares	Description	Value (†)
	Insurance — 3.8%
348,010	First American Financial Corp.	$21,246,010
143,840	Selective Insurance Group, Inc.	15,703,013
		36,949,023
	Machinery — 3.7%
79,325	Alamo Group, Inc.	18,112,277
100,710	Federal Signal Corp.	8,547,258
88,135	Franklin Electric Co., Inc.	9,413,699
		36,073,234
	Marine Transportation — 2.2%
226,940	Kirby Corp.(a)	21,631,921
	Metals & Mining — 1.5%
109,405	Materion Corp.	14,414,109
	Mortgage Real Estate Investment Trusts (REITs) — 2.2%
1,171,515	AGNC Investment Corp.	11,597,999
825,020	MFA Financial, Inc.	9,413,478
		21,011,477
	Oil, Gas & Consumable Fuels — 7.1%
278,620	Antero Resources Corp.(a)	8,079,980
87,630	Chord Energy Corp.	15,619,171
211,965	Matador Resources Co.	14,152,903
293,880	Murphy Oil Corp.	13,430,316
1,000,200	Permian Resources Corp.	17,663,532
		68,945,902
	Personal Care Products — 1.0%
824,010	Coty, Inc., Class A(a)	9,855,160
	Professional Services — 2.9%
141,580	ASGN, Inc.(a)	14,831,921
184,345	Kforce, Inc.	13,000,009
		27,831,930
	Real Estate Management & Development — 1.5%
1,372,925	Cushman & Wakefield PLC(a)	14,360,795
	Retail REITs — 1.5%
348,360	NNN REIT, Inc.	14,888,906
	Semiconductors & Semiconductor Equipment — 3.3%
42,165	Onto Innovation, Inc.(a)	7,635,238
232,830	Rambus, Inc.(a)	14,391,222
209,870	Ultra Clean Holdings, Inc.(a)	9,641,428
		31,667,888
	Specialty Retail — 4.1%
178,365	Academy Sports & Outdoors, Inc.	12,046,772
117,465	Signet Jewelers Ltd.	11,754,722
275,675	Valvoline, Inc.(a)	12,286,835
302,355	Warby Parker, Inc., Class A(a)	4,115,052
		40,203,381
	Textiles, Apparel & Luxury Goods — 2.4%
310,385	Gildan Activewear, Inc.	11,524,595
186,715	Skechers USA, Inc., Class A(a)	11,438,161
		22,962,756
	Trading Companies & Distributors — 8.0%
197,555	Beacon Roofing Supply, Inc.(a)	19,364,341
368,075	Core & Main, Inc., Class A(a)	21,072,294
84,710	GATX Corp.	11,353,681
100,160	McGrath RentCorp	12,356,739
255,502	Rush Enterprises, Inc., Class A	13,674,467
		77,821,522
	Total Common Stocks (Identified Cost $763,678,741)	916,429,794

Principal Amount	Description	Value (†)
Short-Term Investments — 4.7%
$45,273,659	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $45,291,266 on 4/01/2024 collateralized by $47,790,500 U.S. Treasury Note, 2.375% due 4/30/2026 valued at $46,179,212 including accrued interest(b) (Identified Cost $45,273,659)	$45,273,659
	Total Investments — 99.3% (Identified Cost $808,952,400)	961,703,453
	Other assets less liabilities — 0.7%	6,718,232
	Net Assets — 100.0%	$968,421,685

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$916,429,794	$ —	$ —	$916,429,794
Short-Term Investments	—	45,273,659	—	45,273,659
Total Investments	$916,429,794	$45,273,659	$—	$961,703,453

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2024 (Unaudited)
Banks	10.5%
Trading Companies & Distributors	8.0
Oil, Gas & Consumable Fuels	7.1
Chemicals	7.1
Building Products	4.8
Electronic Equipment, Instruments & Components	4.3
Household Durables	4.2
Specialty Retail	4.1
Insurance	3.8
Machinery	3.7
Ground Transportation	3.4
Semiconductors & Semiconductor Equipment	3.3
Capital Markets	3.1
Professional Services	2.9
Textiles, Apparel & Luxury Goods	2.4
Health Care Providers & Services	2.2
Marine Transportation	2.2
Mortgage Real Estate Investment Trusts (REITs)	2.2
Other Investments, less than 2% each	15.3
Short-Term Investments	4.7
Total Investments	99.3
Other assets less liabilities	0.7
Net Assets	100.0%